Intangible Assets Impaired Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 196	$ 302	$ 36